Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	IIOT-OXYS, INC.
Entity Central Index Key	0001290658
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false